Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Common Stock, No Par Value	$ 0	$ 0
Common Stock, Shares Authorized, Unlimited	Unlimited	Unlimited
Common Stock, Shares, Issued	89,026,997	70,178,428
Common Stock, Shares, Outstanding	89,026,997	70,178,428